Average Annual Total Returns - Balanced Strategy Fund	May 01, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
MSCI World ex USA Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	7.59%
5 Years	7.64%
10 Years	5.19%
Balanced Strategy Fund
Average Annual Return:
1 Year	7.65%
5 Years	7.37%
10 Years	6.10%